Document and Entity Information	Dec. 06, 2023
Details
Registrant CIK	0001722556
Document Type	8-K
Document Period End Date	Dec. 06, 2023
Entity Registrant Name	BESTGOFER, INC
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56485
Entity Tax Identification Number	82-5296245
Entity Address, Address Line One	401 Ryland St Ste 200-A
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	972
Local Phone Number	03-0117987
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false